Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000226678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226678 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000226678 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[1]
C000226678 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000226678 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[1]
C000226678 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[1]
C000226678 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000226678 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000226678 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226678 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226678 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226678 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226678 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226678 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193689 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000193689 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[2]
C000193689 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000193689 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[2]
C000193689 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[2]
C000193689 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000193689 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000193689 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000193689 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193689 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193689 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193689 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193689 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000213075 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000213075 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000213075 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%	[3]
C000213075 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3]
C000213075 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[3]
C000213075 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[3]
C000213075 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000213075 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000213075 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3]
C000213075 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000213075 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213075 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000213075 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213075 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213075 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213075 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213075 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213075 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213075 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193690 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000193690 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000193690 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%	[4]
C000193690 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4]
C000193690 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[4]
C000193690 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[4]
C000193690 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000193690 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000193690 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000193690 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000193690 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193690 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193690 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193690 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193690 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193690 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193690 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193690 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193690 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000213076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000213076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000213076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000213076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000213076 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213076 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000193691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000193691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000193691 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193691 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193692 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000193692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000193692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000193692 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193692 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000193692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193692 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193692 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.